Summary of Significant Accounting Policies - Summary of Assets And Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	$ 1,221,332	$ 2,143,613
Liabilities	9,505	46,178
Investments in Real Estate Debt
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	852,461	1,589,350
Derivatives
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	368,871	554,263
Liabilities	9,505	46,178
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	368,871	755,333
Liabilities	9,505	46,178
Level 2 | Investments in Real Estate Debt
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		201,070
Level 2 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	368,871	554,263
Liabilities	9,505	46,178
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	852,461	1,388,280
Level 3 | Investments in Real Estate Debt
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	$ 852,461	$ 1,388,280